Supplement to the
Fidelity® Select Portfolios®
April 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Hiroki Sugihara no longer serves as Portfolio Manager of Automotive Portfolio.
Aidan Brandt serves as Portfolio Manager of Automotive Portfolio.
Charles Ackerman no longer serves as Co-Portfolio Manager of Brokerage and Investment Management Portfolio.
Nadim Rabaia and Pierre Sorel serve as Co-Portfolio Managers of Brokerage and Investment Management Portfolio.
Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
David Wagner serves as Portfolio Manager of Industrials Portfolio.
The Board of Trustees has approved, subject to shareholder approval, a proposal to modify IT Services Portfolio's fundamental concentration policy. A meeting of the shareholders of the fund will be held during the second quarter of 2023 to vote on this proposal.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov). Results of the shareholder meeting will appear in the fund's next shareholder report.
Pending shareholder approval of the fund's proposal to modify its concentration policy, effective July 1, 2023, the following information replaces similar information for IT Services Portfolio found in the "Investment Policies and Limitations" section.
Concentration
For Enterprise Technology Services Portfolio (fka IT Services Portfolio):
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the enterprise technology services industry.
The following information supplements information for Automotive Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Aidan Brandt as of July 31, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$147	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Automotive Portfolio ($147 (in millions) assets managed).
As of July 31, 2023, the dollar range of shares of Select Automotive Portfolio beneficially owned by Mr. Brandt was none.
The following information supplements information Brokerage and Investment Management Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Pierre Sorel as of April 30, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	3	3
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$13,661	$165	$266
Assets Managed with Performance-Based Advisory Fees (in millions)	$811	none	none
* Includes Brokerage and Investment Management Portfolio ($729 (in millions) assets managed).
As of April 30, 2023, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr. Sorel was none.
The following table provides information relating to other accounts managed by Nadim Rabaia as of June 30, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$699	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Brokerage and Investment Management Portfolio ($699 (in millions) assets managed).
As of June 30, 2023, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr.Rabaia was none.
The following information supplements information Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by David Wagner as of July 31, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,982	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Industrials Portfolio ($493 (in millions) assets managed).
As of July 31, 2023, the dollar range of shares of Industrials Portfolio beneficially owned by Mr. Wagner was none.

SEL-SSTK-0923-226-1.475630.226	September 27, 2023